Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
13	Inventories

Inventories are analysed as follows:

	31/12/18	31/12/17	01/01/17
Leather and other raw materials	34,735	45,105	45,151
Goods in process	6,648	6,387	6,383
Finished products	42,844	39,585	39,480

Total	84,227	91,077	91,014

The following table summarises the changes to the provision for slow moving and obsolete raw materials and finished products included in inventories for the years ended December 31, 2018 and 2017.

Balance as at January 1, 2017	9,172
Additions	212
Reductions	(920)

Balance as at December 31, 2017	8,464
Additions	1,564
Reductions	(687)

Balance as at December 31, 2018	9,341

There are no pledged inventories that could be limited in their availability.